Organization and Description of Business (Details) - HKD ($)		Jul. 09, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization and Description of Business [Line Items]
Ordinary shares outstanding	[1]		22,200,000	20,000,000
Share capital			$ 10,000	$ 10,000
Mr. Sit Hon [Member]
Organization and Description of Business [Line Items]
Acquired shares		10,000
Consideration amount		$ 10,000
Pride River Limited [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest			100.00%
Mr. Sit Hon [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest			100.00%
Grand Moon [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest		100.00%
Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding			22,200,000	20,000,000	20,000,000	20,000,000
Ordinary Shares [Member] | Grand Moon International Limited [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding			10,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.